                                AIM INCOME FUND



[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT          JUNE 30, 1997

[COVER PHOTO APPEARS HERE]

              ----------------------------------------------------

                                AIM INCOME FUND

                           For shareholders who seek

                 a high level of current income consistent with

                            a reasonable concern for

                              safety of principal

                          by investing in a portfolio

                            consisting primarily of

                         fixed-rate corporate debt and

                          U.S. government obligations.

              ----------------------------------------------------


ABOUT FUND PERFORMANCE AND DATA THROUGHOUT THIS REPORT:

o AIM Income Fund's performance figures are historical and reflect all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.
o The Fund's average annual total returns on Class A shares were 7.55%, 8.01%, and 8.73% for the one-, five-, and 10-year periods ended 6/30/97, including sales charges. For Class B shares, average annual total returns were 7.07% for the one-year period ended 6/30/97 and 4.84% from inception (9/7/93) to the end of the reporting period, including sales charges.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper General Bond Fund Index represents an average of the performance of the 10 largest general bond funds tracked by Lipper Analytical Services, Inc., an independent mutual fund performance monitor.
o The Lehman Brothers Aggregate Bond Index is an unmanaged index generally regarded as representative of intermediate- and long-term government and investment-grade corporate debt securities.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested interest and do not reflect sales charges.

                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
          ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
          ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
        ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
             INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                         The Chairman's Letter



                   Dear Fellow Shareholder:

                   As 1997 came to its midway point, the market environment
  [PHOTO OF        was ideal for fixed-income investments. The course was not
  Charles T.       smooth; indeed, bond markets fluctuated widely during the
    Bauer          first six months of the year amid concerns over vigorous
Chairman of        economic growth and rising interest rates. Only after
the Board of       subsequent reports indicated that economic growth had
  THE FUND         moderated and that inflation was still absent did bond
APPEARS HERE]      markets recover.
                       On the following pages, your Fund's portfolio management
                   team offers a complete discussion of recent market activity and how the Fund was affected. They also discuss the Fund's portfolio strategy, why they believe the portfolio is well-positioned for attractive current income and total return, and why they are confident that the reasons for investing in the Fund remain as compelling as ever. These discussions are offered to help you better understand the relative performance of your Fund.
    The point we want to emphasize most is that market volatility has become the norm rather than the exception. Those of you who are long-time investors, and those who are new shareholders in The AIM Family of Funds--Registered Trademark--, should recognize that periods of falling prices in both stock and bond markets are inevitable. Indeed, we can learn important lessons about investing in periods of market uncertainty.
    That's why it's a good idea to reassess your financial goals periodically with your financial consultant. Managing your investments in changing markets can be challenging. But your financial consultant knows a few time-tested investment strategies that can help. Diversification, for example, can help you cushion the effects of volatility and reduce your risk exposure in any one type of security. In our experience, we have observed that the best action to take is to stay focused--not on the market, but on your own long-term goals. The market can change from day to day. Those who try to "time" the market, over time, tend to be less successful than those who continue to follow a disciplined investment strategy.
    It's also important to maintain realistic expectations about investing. Short-term volatility in financial markets may tempt some investors to liquidate investments regardless of their personal financial objectives. Remember that time is the best medicine for uncertain markets. The market's performance early in the year was driven by concerns about the possibility of rising inflation. Yet, no evidence of inflation has materialized.

AIM/INVESCO MERGER FINALIZED
We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO PLC was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $177 billion in assets under management. The combined company, AMVESCAP PLC, has the financial strength necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide.
    We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                     -------------------------------------

                                It is important

                       to maintain realistic expectations

                         about investment performance.

                     -------------------------------------

The Managers' Overview

LATE RALLY BOOSTS BOND MARKET

A roundtable discussion with the Fund management team for AIM Income Fund for the six-month period ended June 30, 1997.

--------------------------------------------------------------------------------
Q. IT WAS A TUMULTUOUS PERIOD FOR FIXED-INCOME INVESTMENTS. HOW DID AIM INCOME FUND PERFORM?

A. In spite of volatility in the bond market, the Fund continued to provide a high level of current income. As of June 30, 1997, the Fund's 30-day distribution rate at net asset value was 6.70% for Class A shares and 5.84% for Class B shares. The Fund's 30-day yield at maximum offering price was 6.21% for Class A shares and 5.57% for Class B shares.
      During the six-month period ended June 30, 1997, the Fund posted a total return of 3.52% and 2.98% for Class A and Class B shares, respectively. By comparison, the total return of the Lehman Brothers Aggregate Bond Index was 3.09%.
      For the year ended June 30, 1997, the Fund's total return was an impressive 12.92% for Class A shares and 12.07% for Class B shares. That easily beat the 8.15% total return of the Lehman Brothers Aggregate Bond Index and the 10.15% total return of the Lipper General Bond Fund Index.

Q. WHAT TOUCHED OFF THE VOLATILITY IN THE DOMESTIC INVESTMENT-GRADE BOND MARKET?

A. Concern over interest rates dominated the investment-grade bond market and that created volatility. Rapid economic expansion in the first quarter of 1997--the gross domestic product (GDP) grew at a blistering 4.9% pace--raised concerns that the Federal Reserve Board (the Fed) would tighten monetary policy to forestall inflation. Bond prices were already falling--and yields rising--when the Fed raised interest rates on March 25, 1997.
      The decline continued until the end of April when mounting evidence that economic growth was slowing, combined with improved prospects for a balanced federal budget, ignited a bond-market rally that persisted through the end of the reporting period.
      The rally saw bonds recoup most of their earlier losses as reflected in the yield on the 10-year U.S. Treasury note which ranged from a low of 6.26% in February to a high of 6.97% in April before ending the period at 6.50%.

Q. WHAT ABOUT HIGH-YIELD BONDS?

A. High-yield bonds were the top-performing segment of the portfolio. Unlike investment-grade bonds, high-yield bonds usually benefit from healthy economic expansion. Improving business conditions and cash flows can have a positive impact on the credit situation of many corporate borrowers. Except for a decline from mid-March to mid-April, corresponding roughly to the downturn in the U.S. stock market, high-yield bonds performed well throughout most of the period because of healthy economic growth.

Q. HOW DID FOREIGN BONDS PERFORM?

A. In local currency terms, most of the foreign markets where the Fund invests performed well during the reporting period. The Fund benefited from exposure to such markets as the United Kingdom, where the pound appreciated against the U.S. dollar, as well as Canada, Australia, and New Zealand.
      In Europe, the solid performance can be attributed mainly to the efforts of the various governments to reduce budget deficits and outstanding indebtedness to

                        --------------------------------

                             In spite of volatility

                              in the bond market,

                         the Fund continued to provide

                                  a high level

                               of current income.

                        --------------------------------

PORTFOLIO COMPOSITION

As of 6/30/97, based on total net assets

===============================================================================
TOP FIVE HOLDING                      COUPON           MATURITY        %
-------------------------------------------------------------------------------
1. Coca-Cola Enterprises Inc.          7.24%            06/2000      3.53%

2. Time Warner, Inc.                   9.15             02/2023      2.40

3. Province of Manitoba (Canada)       7.75             07/2016      2.01

4. News America Holdings, Inc.         9.25             02/2013      2.01

5. J. Sainsbury (C.I.) Ltd.            8.50             11/2005      1.98

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
===============================================================================

           See important Fund & index disclosures inside front cover.

AIM INCOME FUND DIVERSIFIES THROUGH 3-LEGGED INVESTMENT APPROACH

As of 6/30/97, based on total assets

45% Investment-Grade Bonds
30% High Yield Bonds
25% Foreign Bonds

The Fund holds securities in three bond-market segments: investment-grade bonds, high-yield securities, and foreign bonds. These three asset classes tend to perform differently because the factors that influence them vary. Holding all three types of bonds diversifies the investment risk associated with any one class, and that may lower the Fund's volatility and enhance its potential return.

===============================================================================
FACTORS INFLUENCING BONDS VARY

TYPE OF BOND          INFLUENCING FACTORS

Investment-grade      o  Level of interest rates

High-yield domestic   o  Level of economic activity

Foreign (Non U.S.$)   o  Interest rates & economic activity in local economy
                      o  Currency fluctuations in relation to U.S. dollar
===============================================================================

   comply with the standards for admission to the European Monetary Union, scheduled to become a reality in 1999. The Fund took advantage of these efforts by holding Swedish and Italian securities. However, the U.S. dollar appreciated against most major currencies and that adversely affected returns translated back to U.S. dollars. The Fund mitigated the effect of a rising dollar by selectively hedging some of its currency exposure.

Q. HOW WAS THE FUND STRUCTURED AT THE END OF THE REPORTING PERIOD?

A. There were 159 holdings in the Fund as of June 30, 1997. The weighted average maturity of the portfolio was 12.6 years and its duration was 6.99 years. The Fund had an average portfolio quality rating of BBB as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service (Moody's), two widely known credit rating agencies. These ratings are historical and are based on analysis of the credit quality of the individual securities in the Fund's portfolio.

Q. WHAT IS YOUR MARKET OUTLOOK?

A. In the U.S., conditions appear to be favorable for the bond market. Economic growth is slowing to a moderate pace, inflation continues to be low, and progress is being made toward a balanced budget agreement that could include tax cuts for investors. Moreover, the Federal Reserve Board has indicated that further tightening of monetary policy may be unnecessary for the rest of the year.
      We continue to be optimistic about foreign bonds. European central banks in particular seem to be committed to maintaining a moderate growth environment, and governments around the globe continue to target lower fiscal spending and government debt levels. That should help contain interest rates and continue the favorable environment for bonds.
      In view of these changing economic developments, the Fund remains committed to maintaining exposure in the three key bond-market sectors--investment-grade bonds, foreign bonds,and high-yield bonds--to reduce volatility and enhance opportunities for attractive returns.

                        -------------------------------

                           ... mounting evidence that

                          economic growth was slowing,

                                 combined with

                               improved prospects

                         for a balanced federal budget,

                          ignited a bond-market rally

                                 that persisted

                                through the end

                            of the reporting period.

                        -------------------------------

           See important Fund & index disclosures inside front cover.

SCHEDULE OF INVESTMENTS

June 30, 1997
(Unaudited)

                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
  NOTES-66.65%

ADVERTISING/BROADCASTING-5.09%

EchoStar Communications Corp.,
  Sr. Gtd. Disc. Notes,
  12.875%, 06/01/04(b)          $      1,575,000   $  1,330,875
---------------------------------------------------------------
EchoStar DBS Corp., Sr. Sec.
  Gtd. Notes, 12.50%, 07/01/02
  (Acquired 06/20/97; Cost
  $2,340,000)(c)                       2,340,000      2,328,300
---------------------------------------------------------------
SFX Broadcasting, Inc., Series
  B Sr. Sub. Notes, 10.75%,
  05/15/06                             1,000,000      1,095,000
---------------------------------------------------------------
Time Warner, Inc.,
  Deb., 9.15%, 02/01/23                8,500,000      9,403,975
---------------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26         4,300,000      4,252,786
---------------------------------------------------------------
United International Holdings,
  Inc., Sr. Sec. Disc. Notes,
  12.78%, 11/15/99(d)                  2,000,000      1,555,000
---------------------------------------------------------------
                                                     19,965,936
---------------------------------------------------------------

AIRLINES-2.94%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%,
  03/15/19                             1,810,000      2,100,740
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16                  500,000        561,875
---------------------------------------------------------------
  Equipment Trust
    Certificates, 10.50%,
    04/30/16                           5,000,000      6,187,150
---------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Certificates, 9.56%,
  10/19/18                             2,325,000      2,672,890
---------------------------------------------------------------
                                                     11,522,655
---------------------------------------------------------------

AUTOMOBILE
  (MANUFACTURERS)-1.95%

General Motors Corp., Deb.,
  8.80%, 03/01/21                      6,700,000      7,636,660
---------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-0.17%

CSK Auto Inc., Sr. Sub. Notes,
  11.00%, 11/01/06
  (Acquired 10/23/96; Cost $650,000)(c)  650,000        682,500
---------------------------------------------------------------

BANKING-3.29%

Bankers Trust New York Corp.,
  Gtd. Notes, 7.875%, 02/25/27         3,000,000      2,907,420
---------------------------------------------------------------
First Union Bancorp, Sub.
  Deb., 7.50%, 04/15/35                5,300,000      5,465,148
---------------------------------------------------------------
HSBC Americas Inc., Sub.
  Notes, 7.00%, 11/01/06               2,000,000      1,969,460
---------------------------------------------------------------
Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03               2,500,000      2,560,575
---------------------------------------------------------------
                                                     12,902,603
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

BEVERAGES (SOFT DRINKS)-3.53%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.24%,
  06/20/20(d)                   $     74,000,000   $ 13,820,240
---------------------------------------------------------------

CABLE TELEVISION-2.18%

Fundy Cable Ltd. (Canada), Sr.
  Yankee Sec. Second Priority
  Notes, 11.00%, 11/15/05                410,000        444,850
---------------------------------------------------------------
Kabelmedia Holdings GmbH
  (Germany), Sr. Yankee Unsec.
  Disc. Notes, 13.625%,
  08/01/06(b)                          1,400,000        850,500
---------------------------------------------------------------
Marcus Cable Operating Co.,
  Sr. Disc. Notes, 13.50%,
  08/01/04(b)                          1,690,000      1,468,188
---------------------------------------------------------------
Rifkin Acquisition Partners
  L.L.P., Sr. Sub. Notes,
  11.125%, 01/15/06                      630,000        672,525
---------------------------------------------------------------
TeleWest Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Deb., 11.00%,
  10/01/07(b)                          1,100,000        803,000
---------------------------------------------------------------
Viacom, Inc., Sr. Notes,
  7.75%, 06/01/05                      3,650,000      3,661,826
---------------------------------------------------------------
Wireless One, Inc., Sr. Notes,
  13.00%, 10/15/03                     1,000,000        640,000
---------------------------------------------------------------
                                                      8,540,889
---------------------------------------------------------------

CHEMICALS-1.27%

BPC Holding Corp., Series B
  Sr. Notes, 12.50%, 06/15/06          1,000,000      1,095,000
---------------------------------------------------------------
Crain Industries, Inc., Sr.
  Sub. Notes, 13.50%, 08/15/05         1,070,000      1,225,150
---------------------------------------------------------------
LaRoche Industries, Inc., Sr.
  Sub. Notes, 13.00%, 08/15/04         1,000,000      1,105,000
---------------------------------------------------------------
Sterling Chemicals, Inc., Sr.
  Unsec. Sub. Notes, 11.75%,
  08/15/06                             1,420,000      1,540,700
---------------------------------------------------------------
                                                      4,965,850
---------------------------------------------------------------

CONSUMER NON-DURABLES-0.27%

Hines Horticulture, Inc.,
  Series B Sr. Gtd. Sub.
  Notes, 11.75%, 10/15/05              1,000,000      1,062,500
---------------------------------------------------------------

CONTAINERS-0.95%

Ivex Packaging Corp., Sr. Sub.
  Notes, 12.50%, 12/15/02              1,500,000      1,623,750
---------------------------------------------------------------
MVE Inc., Sr. Sec. Notes,
  12.50%, 02/15/02                     1,000,000      1,025,000
---------------------------------------------------------------
Owens-Illinois, Inc., Sr. Sub.
  Notes, 10.00%, 08/01/02              1,000,000      1,055,000
---------------------------------------------------------------
                                                      3,703,750
---------------------------------------------------------------

ELECTRIC POWER-4.08%

AES China Generating Co.
  (Bermuda), Sr. Yankee Unsec.
  Notes, 10.125%, 12/15/06               220,000        233,750
---------------------------------------------------------------

                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

ELECTRIC POWER-(CONTINUED)

El Paso Electric Co., Series D
  Sec. 1st Mortgage Bonds,
  8.90%, 02/01/06               $      2,500,000   $  2,682,925
---------------------------------------------------------------
  Series E Sec. 1st Mortgage
    Bonds, 9.40%, 05/01/11             4,600,000      5,092,154
---------------------------------------------------------------
Indiana Michigan Power, Sec.
  Lease Obligation Bonds,
  9.82%, 12/07/22                      4,969,574      5,948,730
---------------------------------------------------------------
Panda Global Energy Co.
  (China), Sr. Yankee Sec.
  Notes, 12.50%, 04/15/04
  (Acquired 04/11/97; Cost
    $1,934,291)(c)                     2,070,000      2,018,250
---------------------------------------------------------------
                                                     15,975,809
---------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-0.60%

Electronic Retailing Systems
  International, Inc., Sr.
  Disc. Notes, 13.25%,
  02/01/04
  (Acquired 01/21/97; Cost
    $2,464,153)(b)(c)                  3,630,000      2,368,575
---------------------------------------------------------------

ENERGY (ALTERNATE
  SOURCES)-1.22%

AES Corp., Sr. Sub. Notes,
  10.25%, 07/15/06                     1,000,000      1,100,000
---------------------------------------------------------------
Gulf Canada Resources, Ltd.
  (Canada), Sr. Yankee Unsec.
  Notes, 8.35%, 08/01/06               3,450,000      3,661,313
---------------------------------------------------------------
                                                      4,761,313
---------------------------------------------------------------

ENGINEERING &
  CONSTRUCTION-0.56%

MMI Products Inc., Sr. Sub.
  Notes, 11.25%, 04/15/07
  (Acquired 04/11/97; Cost
    $2,070,000)(c)                     2,070,000      2,204,550
---------------------------------------------------------------

FINANCE (CONSUMER
  CREDIT)-2.02%

Associates Corp. of North
  America, Series B Sr. Deb.,
  7.95%, 02/15/10                      6,000,000      6,418,500
---------------------------------------------------------------
Commercial Credit Co., Putable
  Notes, 7.875%, 02/01/25              1,400,000      1,493,996
---------------------------------------------------------------
                                                      7,912,496
---------------------------------------------------------------

FINANCE (LEASING
  COMPANIES)-0.53%

Sea Containers, Ltd.
  (Bermuda), Series B Sr.
  Yankee Sub. Deb., 12.50%,
  12/01/04                             1,825,000      2,062,250
---------------------------------------------------------------

FOOD/PROCESSING-1.32%

Chiquita Brands International,
  Inc.,
  Sr. Unsec. Notes, 10.25%,
  11/01/06                               860,000        915,900
---------------------------------------------------------------
Del Monte Corp., Sr. Sub.
  Notes, 12.25%, 04/15/07
  (Acquired 04/15/97; Cost
    $2,036,320)(c)                     2,080,000      2,267,200
---------------------------------------------------------------
International Home Foods,
  Inc., Sr. Gtd. Sub. Notes,
  10.375%, 11/01/06                      520,000        536,900
---------------------------------------------------------------
Pilgrim's Pride Corp., Sr.
  Sub. Notes, 10.875%,
  08/01/03                             1,380,000      1,435,200
---------------------------------------------------------------
                                                      5,155,200
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

FOREIGN GOVERNMENT SECURITIES-2.01%

Province of Manitoba (Canada),
  Yankee Bonds, 7.75%,
  07/17/16                      $      7,500,000   $  7,874,325
---------------------------------------------------------------

GAMING-1.04%

Coast Hotels & Casinos Inc.,
  Series B Sec. First Mortgage
  Gtd. Notes, 13.00%, 12/15/02         1,160,000      1,296,300
---------------------------------------------------------------
Showboat, Inc., First Mortgage
  Notes, 9.25%, 05/01/08               2,000,000      2,065,000
---------------------------------------------------------------
Trump Atlantic City
  Associates, Sec. 1st
  Mortgage Gtd. Notes, 11.25%,
  05/01/06                               720,000        703,800
---------------------------------------------------------------
                                                      4,065,100
---------------------------------------------------------------

GAS DISTRIBUTION-0.55%

Ferrellgas Partners, Series B
  Sr. Sec. Gtd. Notes, 9.375%,
  06/15/06                             2,100,000      2,173,500
---------------------------------------------------------------

HOME BUILDING-0.20%

Continental Homes Holdings
  Corp., Sr. Unsec. Gtd.
  Notes, 10.00%, 04/15/06                745,000        776,663
---------------------------------------------------------------

HOTELS/MOTELS-1.33%

ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                     3,350,000      3,109,437
---------------------------------------------------------------
John Q. Hammons Hotels Inc.,
  Sec. 1st Mortgage Notes,
  9.75%, 10/01/05                      2,000,000      2,090,000
---------------------------------------------------------------
                                                      5,199,437
---------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-1.36%

Americo Life Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05               1,000,000      1,025,000
---------------------------------------------------------------
Torchmark Corp., Notes,
  7.875%, 05/15/23                     4,350,000      4,289,448
---------------------------------------------------------------
                                                      5,314,448
---------------------------------------------------------------

INSURANCE (MULTI-LINE PROPERTY)-1.28%

USF&G Corp., Gtd. Bonds,
  8.47%, 01/10/27                      5,000,000      5,032,000
---------------------------------------------------------------

LEISURE & RECREATION-0.62%

Cobblestone Golf Group Inc.,
  Series B Sr. Notes, 11.50%,
  06/01/03                             1,000,000      1,055,000
---------------------------------------------------------------
Icon Health & Fitness, Series
  B Sr. Sub. Notes, 13.00%,
  07/15/02                             1,200,000      1,356,000
---------------------------------------------------------------
                                                      2,411,000
---------------------------------------------------------------

MACHINERY (HEAVY)-1.99%

Caterpillar Inc., Deb.,
  9.375%, 08/15/11                     5,000,000      5,988,550
---------------------------------------------------------------
Fairfield Manufacturing Co.,
  Inc.,
  Sr. Sub. Notes, 11.375%,
  07/01/01                             1,000,000      1,070,000
---------------------------------------------------------------
PrimeCo Inc., Sr. Sub. Notes,
  12.75%, 03/01/05                       627,000        746,130
---------------------------------------------------------------
                                                      7,804,680
---------------------------------------------------------------

                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

MACHINERY
  (MISCELLANEOUS)-0.28%

Interlake Corp., Sr. Notes,
  12.00%, 11/15/01              $      1,000,000   $  1,115,000
---------------------------------------------------------------

MEDICAL (PATIENT
  SERVICES)-1.33%

Dynacare Inc. (Canada), Sr.
  Yankee Notes, 10.75%,
  01/15/06                             1,140,000      1,191,300
---------------------------------------------------------------
Tenet Healthcare Corp., Sr.
  Notes, 8.00%, 01/15/05               4,000,000      4,040,000
---------------------------------------------------------------
                                                      5,231,300
---------------------------------------------------------------

MEDICAL
  INSTRUMENTS/PRODUCTS-0.57%

Dade International Inc.,
  Series B Sr. Sub. Notes,
  11.125%, 05/01/06                    1,000,000      1,120,000
---------------------------------------------------------------
Graphic Controls Corp., Series
  A Sr. Sub. Notes, 12.00%,
  09/15/05                               980,000      1,097,600
---------------------------------------------------------------
                                                      2,217,600
---------------------------------------------------------------

METALS-0.89%

GS Industries, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04              1,000,000      1,080,000
---------------------------------------------------------------
Rio Algom Ltd. (Canada),
  Yankee Unsec. Deb., 7.05%,
  11/01/05                             2,500,000      2,420,425
---------------------------------------------------------------
                                                      3,500,425
---------------------------------------------------------------

NATURAL GAS PIPELINE-1.58%

Transco Energy Co., Deb.,
  9.875%, 06/15/20                     5,000,000      6,196,950
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.94%

Abraxas Petroleum Corp.,
  Series B Sr. Notes, 11.50%,
  11/01/04                             1,130,000      1,234,525
---------------------------------------------------------------
Anadarko Petroleum Corp.,
  Deb., 7.25%, 03/15/25                5,395,000      5,502,414
---------------------------------------------------------------
Mariner Energy, Inc., Series B
  Sr. Sub. Notes, 10.50%,
  08/01/06                             1,040,000      1,094,600
---------------------------------------------------------------
Talisman Energy, Inc.
  (Canada), Yankee Deb.,
  7.125%, 06/01/07                     3,750,000      3,686,438
---------------------------------------------------------------
                                                     11,517,977
---------------------------------------------------------------

OIL & GAS (INTEGRATED)-0.77%

Husky Oil Ltd. (Canada), Sr.
  Yankee Notes, 7.125%,
  11/15/06                             2,000,000      1,991,440
---------------------------------------------------------------
Wainoco Oil Corp., Sr. Notes,
  12.00%, 08/01/02                     1,000,000      1,032,500
---------------------------------------------------------------
                                                      3,023,940
---------------------------------------------------------------

OIL & GAS (SERVICES)-0.11%

Sun Co., Inc., Deb., 9.00%,
  11/01/24                             4,000,000      4,536,080
---------------------------------------------------------------

OIL & GAS (SPECIALTY)-0.51%

Nova Chemicals Ltd. (Canada),
  Yankee Deb., 7.00%, 08/15/26         2,000,000      2,004,920
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

OIL EQUIPMENT & SUPPLIES-1.16%

Falcon Drilling Co., Inc.,
  Series B Sr. Notes, 9.75%,
  01/15/01                      $        410,000   $    426,400
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.54%

RAPP International Finance
  (Indonesia), Gtd. Yankee
  Sec. Notes, 11.50%, 12/15/00           970,000        994,250
---------------------------------------------------------------
United Stationer Supply, Sr.
  Sub. Notes, 12.75%, 05/01/05         1,000,000      1,141,250
---------------------------------------------------------------
                                                      2,135,500
---------------------------------------------------------------

POLLUTION CONTROL-1.08%

Allied Waste Industries, Inc.,
  Sr. Disc. Notes, 11.30%,
  06/01/07
  (Acquired 05/01/97; Cost
    $2,831,595)(b)(c)                  4,930,000      3,118,225
---------------------------------------------------------------
Norcal Waste Systems Inc.,
  Series B Sr. Gtd. Notes,
  13.00%, 11/15/05                     1,000,000      1,132,500
---------------------------------------------------------------
                                                      4,250,725
---------------------------------------------------------------

PUBLISHING-2.01%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%,
  02/01/13                             7,100,000      7,871,130
---------------------------------------------------------------

RAILROADS-0.71%

Norfolk Southern Corp.,
  Putable Bonds, 7.05%,
  05/01/37                             2,750,000      2,800,188
---------------------------------------------------------------

REAL ESTATE-0.19%

Finova Capital Corp., Unsec.
  Notes, 7.40%, 05/06/06                 750,000        759,345
---------------------------------------------------------------

RETAIL (FOOD & DRUG)-1.02%

Great Atlantic & Pacific Tea
  Co., Inc. (Canada), Yankee
  Gtd. Notes, 7.78%, 11/01/00
  (Acquired 10/18/95; Cost
    $3,900,000)(c)                     3,900,000      3,997,032
---------------------------------------------------------------

SCHOOLS-0.47%

Commemorative Brands, Sr. Sub.
  Notes, 11.00%, 01/15/07                705,000        742,013
---------------------------------------------------------------
Herff Jones Inc., Sr. Sub.
  Notes, 11.00%, 08/15/05              1,000,000      1,085,000
---------------------------------------------------------------
                                                      1,827,013
---------------------------------------------------------------

SEMICONDUCTORS-0.31%

Advanced Micro Devices, Inc.,
  Sr. Sec. Notes, 11.00%,
  08/01/03                             1,100,000      1,229,250
---------------------------------------------------------------

STEEL-0.82%

AK Steel Corp., Sr. Notes,
  9.125%, 12/15/06                     1,500,000      1,543,125
---------------------------------------------------------------
Gulf States Steel Corp., 1st
  Mortgage Notes, 13.50%,
  04/15/03                             1,650,000      1,666,500
---------------------------------------------------------------
                                                      3,209,625
---------------------------------------------------------------

                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

TELECOMMUNICATIONS-5.54%

Clearnet Communications Inc.
  (Canada),
  Sr. Yankee Unsec. Disc.
  Notes, 14.75%, 12/15/05(b)    $        920,000   $    614,100
---------------------------------------------------------------
Dial Call Communications, Sr.
  Disc. Notes, 12.25%,
  04/15/04(b)                          1,130,000        933,663
---------------------------------------------------------------
ICG Holdings, Inc., Sr. Disc.
  Notes, 11.625%, 03/15/07
  (Acquired 03/06/97; Cost
    $1,884,631)(b)(c)                  3,320,000      2,012,850
---------------------------------------------------------------
MCI Communications Corp.,
  Putable Sr. Unsec. Deb.,
  7.125%, 06/15/27                     2,750,000      2,852,603
---------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Disc. Notes, 11.50%,
  09/01/03(b)                          1,840,000      1,610,000
---------------------------------------------------------------
Orion Network Systems, Inc.,
  Units, 11.25%, 01/15/07(e)           3,400,000      3,570,000
---------------------------------------------------------------
PriCellular Wireless Corp.,
  Sr. Notes, 10.75%, 11/01/04          1,425,000      1,482,000
---------------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                    1,000,000        982,500
---------------------------------------------------------------
Sygnet Wireless Inc., Sr.
  Unsec. Notes, 11.50%,
  10/01/06                             1,320,000      1,326,600
---------------------------------------------------------------
TCI Communications Inc., Deb.,
  8.75%, 08/01/15                      6,000,000      6,321,240
---------------------------------------------------------------
                                                     21,705,556
---------------------------------------------------------------

TELEPHONE-0.19%

PhoneTel Technologies, Inc.,
  Sr. Unsec. Gtd. Notes,
  12.00%, 12/15/06                       740,000        752,950
---------------------------------------------------------------

TRANSPORTATION-1.28%

Gearbulk Holding Ltd., Sr.
  Notes, 11.25%, 12/01/04              1,000,000      1,110,000
---------------------------------------------------------------
Stena A.B. (Sweden), Sr.
  Yankee Unsec. Notes, 10.50%,
  12/15/05                             1,500,000      1,646,250
---------------------------------------------------------------
Travelcenters of America, Sr.
  Sub. Notes, 10.25%, 04/01/07
  (Acquired 03/24/97-04/07/97; Cost
    $2,168,600)(c)                     2,180,000      2,245,400
---------------------------------------------------------------
                                                      5,001,650
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Non-
      Convertible Bonds &
      Notes                                         261,205,485
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
  NOTES-2.17%

BUSINESS SERVICES-0.27%

CUC International, Inc., Conv.
  Sub. Notes, 3.00%, 02/15/02
  (Acquired 02/05/97; Cost
  $1,000,000)(c)                       1,000,000      1,058,610
---------------------------------------------------------------

COMPUTER PERIPHERALS-0.28%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Acquired
  03/06/97; Cost
  $1,000,000)(c)                       1,000,000      1,101,320
---------------------------------------------------------------

OFFICE AUTOMATION-0.25%

Xerox Credit Corp., Series E
  Notes, 2.875%, 07/01/02              1,000,000      1,003,750
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

POLLUTION CONTROL-0.33%

U.S. Filter Corp., Conv. Sub.
  Notes, 6.00%, 09/15/05        $        800,000   $  1,263,308
---------------------------------------------------------------

TRANSPORTATION-1.04%

Laidlaw, Inc. (Canada), Yankee
  Unsec. Conv. Deb., 6.00%,
  01/15/99 (Acquired
  08/19/96-08/23/96; Cost
  $3,955,000)(c)                       3,000,000      4,096,260
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Convertible
      Bonds & Notes                                   8,523,248
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
  BONDS & NOTES(f)-6.55%

CANADA-4.54%

Bank of Montreal (Banking),
  Sub. Deb., 7.92%, 07/31/12     CAD   4,000,000      3,159,274
---------------------------------------------------------------
Bell Canada
  (Telecommuncations), Unsec.
  Deb., 10.875, 10/11/04               3,000,000      2,699,989
---------------------------------------------------------------
NAV Canada (Transportation),
  Bonds, 7.40%, 06/01/27               2,500,000      1,870,741
---------------------------------------------------------------
Rogers Cablesystems (Cable
  Television), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14                             1,750,000      1,269,829
---------------------------------------------------------------
Telegobe Canada, Inc.
  (Telecommunications), Unsec.
  Deb., 8.35%, 06/20/03                5,000,000      3,985,083
---------------------------------------------------------------
Trans-Canada Pipelines (Oil &
  Gas),
  Series Q Deb., 10.625%,
    10/20/09                           1,750,000      1,643,969
---------------------------------------------------------------
  Unsec. Notes, 8.55%,
    02/01/06                           3,000,000      2,441,537
---------------------------------------------------------------
Westcoast Energy, Inc.
  (Electric Power), Deb.,
  6.45%, 12/18/06
  (Acquired 12/03/96; Cost $739,169)(c)1,000,000        713,350
---------------------------------------------------------------
                                                     17,783,772
---------------------------------------------------------------

GERMANY-1.16%

Daimler-Benz
  A.G.(Finance-Consumer
  Credit), Gtd. Unsub.
  Eurobonds, 4.50%, 07/05/03      DEM  3,040,000      2,621,065
---------------------------------------------------------------
LKB Global (Banking), Gtd.
  Notes, 6.00%, 01/25/06               3,300,000      1,934,098
---------------------------------------------------------------
                                                      4,555,163
---------------------------------------------------------------

UNITED KINGDOM-0.85%

Sutton Bridge Financing Ltd.
  (Finance-Consumer Credit),
  Gtd. Bonds, 8.625%, 06/30/22
  (Acquired 05/29/97; Cost
    $3,260,377)(c) GBP                 2,000,000      3,316,031
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated
      Non-Convertible Bonds &
      Notes                                          25,654,966
---------------------------------------------------------------

                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
NOTES(F)-8.71%

JAPAN-5.18%

JUSCO Co. (Consumer
  Non-Durables), Conv. Bonds,
  1.20%, 02/20/01                JPY 220,000,000   $  3,439,155
---------------------------------------------------------------
Matsushita Electric Industrial
  Co. Ltd.
  (Electronic Components/Miscellaneous),
  Conv. Bonds, 1.30%, 03/29/02       250,000,000      3,108,096
---------------------------------------------------------------
Sony Corp. (Electronic
  Components/Miscellaneous),
  Conv. Deb., 1.40%, 03/31/05        465,000,000      5,192,811
---------------------------------------------------------------
Toyota Motor Corp.
  (Automobile-Manufacturers),
  Conv. Bonds, 1.20%, 01/28/98       455,000,000      6,817,855
---------------------------------------------------------------
Yamada Denki Co. Ltd.
  (Retail-Stores), Unsec.
  Conv. Notes, 0.25%, 03/31/00         1,700,000      1,740,753
---------------------------------------------------------------
                                                     20,298,670
---------------------------------------------------------------

UNITED KINGDOM-3.53%

J. Sainsbury (C.I.) Ltd.
  (Finance-Asset Management),
  Conv. Gtd. Bonds, 8.50%,
  11/19/05                       GBP   3,900,000      7,777,372
---------------------------------------------------------------
LASMO PLC (Oil Equipment &
  Supplies), Conv. Bonds,
  7.75%, 10/04/05                      3,700,000      6,069,190
---------------------------------------------------------------
                                                     13,846,562
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Convertible
      Bonds & Notes                                  34,145,232
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED GOVERNMENT BONDS &
  NOTES(f)-9.80%

AUSTRALIA-1.16%

Queensland Treasury Corp.,
  Gtd. Bonds, 6.50%, 06/14/05    AUD   6,250,000      4,562,911
---------------------------------------------------------------

CANADA-1.08%

Ontario Province, Sr. Unsec.
  Unsub. Global Bonds, 8.00%,
  03/11/03                       CAD   5,350,000      4,244,629
---------------------------------------------------------------

GERMANY-0.57%

Bundesrepublik Deutschland,
  Bonds, 6.875%, 05/12/05         DEM  3,600,000      2,246,362
---------------------------------------------------------------

NEW ZEALAND-1.27%

New Zealand Government,
  Bonds, 10.00%, 03/15/02        NZD   6,500,000      4,979,157
---------------------------------------------------------------

SWEDEN-2.06%

Swedish Government,
  Bonds, 10.25%, 05/05/03        SEK  19,000,000      2,959,854
---------------------------------------------------------------
  Bonds, 6.00%, 02/09/05              20,000,000      2,527,567
---------------------------------------------------------------
  Bonds, 6.50%, 10/25/06              20,000,000      2,569,194
---------------------------------------------------------------
                                                      8,056,615
---------------------------------------------------------------

UNITED KINGDOM-3.66%

Federal National Mortgage
  Association, Sr. Unsec.
  Notes, 6.875%, 06/07/02        GBP   2,400,000      3,945,364
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

UNITED KINGDOM-(CONTINUED)

United Kingdom Treasury,
  Bonds, 8.00%, 12/07/00         GBP   1,500,000   $  2,572,016
---------------------------------------------------------------
  Gtd. Notes, 7.00%, 11/06/01          1,500,000      2,494,205
---------------------------------------------------------------
  Bonds, 7.50%, 12/07/06               3,100,000      5,297,147
---------------------------------------------------------------
                                                     14,308,732
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government
      Bonds & Notes                                  38,398,406
---------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS-2.77%

                                     SHARES

AEROSPACE/DEFENSE-0.26%

Loral Space &
  Communications-$3.00 Conv.
  Pfd. (Acquired 11/01/96;
  Cost $1,000,000)(c)                     20,000      1,002,160
---------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-0.40%

Microsoft Corp.-Series
  A-$2.196 Conv. Pfd.                     18,000      1,566,000
---------------------------------------------------------------

ELECTRIC POWER-0.24%

Citizens Utilities Co.-$2.50
  Conv. Pfd.                              21,100        923,125
---------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.59%

SunAmerica, Inc.-$3.188 Conv.
  Pfd.                                    53,350      2,327,394
---------------------------------------------------------------

OIL & GAS (REFINING/MARKETING)-0.28%

Tosco Financing Trust-$2.875
  Conv. Pfd. (Acquired
  12/10/96-12/11/96; Cost
  $1,006,950)(c)                          20,000      1,111,000
---------------------------------------------------------------

RETAIL (STORES)-0.52%

Kmart Financing-$3.875 Conv. Pfd.         37,000      2,030,374
---------------------------------------------------------------

TELECOMMUNICATIONS-0.48%

Qualcomm Financial
  Trust-$2.875 Conv.
  Pfd. (Acquired 02/19/97; Cost
    $2,000,000)(c)                        40,000      1,900,000
---------------------------------------------------------------
    Total Convertible
      Preferred Stocks                               10,860,053
---------------------------------------------------------------

COMMON STOCKS-0.43%

ELECTRIC POWER-0.43%

National Power PLC-ADR                    24,300        855,056
---------------------------------------------------------------
PowerGen PLC-ADR                          17,300        839,050
---------------------------------------------------------------
    Total Common Stocks                               1,694,106
---------------------------------------------------------------

WARRANTS-0.07%

CABLE TELEVISION-0.00%

Wireless One, Inc., expiring
  10/19/00(g)                              2,670             --
---------------------------------------------------------------

CONTAINERS-0.01%

MVE Inc., expiring 02/15/02(g)             1,000         30,000
---------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-0.04%

Electronic Retailing Systems,
  expiring 01/24/98(g)                     3,630        146,108
---------------------------------------------------------------

                                                      MARKET
                                     SHARES           VALUE

LEISURE & RECREATION-0.01%

IHF Capital Inc., expiring
  11/14/99
  (Acquired 11/04/94-12/07/94; Cost
    $0)(c)(g)                              1,200   $     60,000
---------------------------------------------------------------

STEEL-0.00%

Gulf States Steel Corp.,
  expiring 04/15/03(g)                     1,650          7,425
---------------------------------------------------------------

TELECOMMUNICATIONS-0.01%

Clearnet Communications Inc.,
  expiring 09/15/05(g)                     5,874         29,369
---------------------------------------------------------------
    Total Warrants                                      272,902
---------------------------------------------------------------
                                   PRINCIPAL          MARKET
                                   AMOUNT(a)          VALUE

U.S. TREASURY SECURITIES-1.12%

U.S. Treasury Bonds, 6.625%,

  02/15/27                      $      4,500,000   $  4,404,465
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-0.51%

Federal National Mortgage
  Association, Notes, 7.25%,

  06/20/02                             2,900,000      1,992,478
---------------------------------------------------------------

REPURCHASE AGREEMENT(h)-0.14%

UBS Securities, Inc., 6.10%,

  07/01/97(i)                            535,624        535,624
---------------------------------------------------------------
TOTAL INVESTMENTS-98.92%                            387,686,965
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.08%                   4,189,580
---------------------------------------------------------------
NET ASSETS-100.00%                                 $391,876,545
===============================================================

Abbreviations:

ADR    - American Depository Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
CHF    - Swiss Franc
Conv.  - Convertible
Deb.   - Debentures
DEM    - German Deutschemark
Disc.  - Discounted
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
JPY    - Japanese Yen
NZD    - New Zealand Dollar
Sec.   - Secured
SEK    - Swedish Krona
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (f).
(b) Discounted bond at purchase. Interest rate represents coupon rate at which the bond will accrue at a specified future date.
(c) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/97 was $37,601,613 which represented 9.60% of the Fund's net assets.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(e) Issued as a unit. Each unit also includes 1 Sr. Note plus warrants to purchase 0.8444 shares of common stock per warrant.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 06/30/97 with a maturing value of $300,050,833. Collateralized by $320,816,334 U.S. Government obligations, 0% to 13.25% due 07/14/97 to 04/01/27 with an aggregate market value at 06/30/97 of $306,003,435.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997
(UNAUDITED)


ASSETS:

Investments, at market value (cost
  $374,268,951)                              $387,686,965
---------------------------------------------------------
Foreign currencies, at value (cost
  $2,857,447)                                   2,859,165
---------------------------------------------------------
Receivables for:
  Fund shares sold                                904,803
---------------------------------------------------------
  Interest                                      7,025,527
---------------------------------------------------------
Investment for deferred compensation plan          63,490
---------------------------------------------------------
Other assets                                      252,931
---------------------------------------------------------
    Total assets                              398,792,881
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         3,859,165
---------------------------------------------------------
  Forward currency contracts                      292,771
---------------------------------------------------------
  Fund shares reacquired                        1,098,844
---------------------------------------------------------
  Dividends to shareholders                       546,498
---------------------------------------------------------
  Deferred compensation plan                       63,490
---------------------------------------------------------
Accrued advisory fees                             144,558
---------------------------------------------------------
Accrued distribution fees                         282,567
---------------------------------------------------------
Accrued administrative service fees                 7,323
---------------------------------------------------------
Accrued transfer agent fees                        48,662
---------------------------------------------------------
Accrued trustees' fees                              1,920
---------------------------------------------------------
Accrued operating expenses                        570,538
---------------------------------------------------------
    Total liabilities                           6,916,336
---------------------------------------------------------
Net assets applicable to shares outstanding  $391,876,545
=========================================================

NET ASSETS:

Class A                                      $293,345,966
=========================================================
Class B                                      $ 98,530,579
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE

Class A                                        35,607,813
=========================================================
Class B                                        11,985,922
=========================================================
CLASS A:

  Net asset value and redemption price per
    share                                    $       8.24
=========================================================
  Offering price per share:
    (Net asset value of $8.24 divided by
     95.25%)                                 $       8.65
=========================================================
CLASS B:
  Net asset value and offering price per
    share                                    $       8.22
=========================================================

STATEMENT OF OPERATIONS

For The Six Months Ended June 30, 1997
(Unaudited)


INVESTMENT INCOME:

Interest                                     $ 13,901,714
---------------------------------------------------------
Dividends (net of $9,396 foreign
  withholding tax)                                412,349
---------------------------------------------------------
    Total investment income                    14,314,063
---------------------------------------------------------

EXPENSES:

Advisory fees                                     842,970
---------------------------------------------------------
Custodian fees                                     45,338
---------------------------------------------------------
Distribution fees -- Class A                      353,058
---------------------------------------------------------
Distribution fees -- Class B                      447,248
---------------------------------------------------------
Trustees' fees                                      4,304
---------------------------------------------------------
Transfer agent fees -- Class A                    176,479
---------------------------------------------------------
Transfer agent fees -- Class B                     83,332
---------------------------------------------------------
Administrative service fees                        43,690
---------------------------------------------------------
Other                                              91,811
---------------------------------------------------------
    Total expenses                              2,088,230
---------------------------------------------------------
Less: Expenses paid indirectly                     (7,362)
---------------------------------------------------------
    Net expenses                                2,080,868
=========================================================
Net investment income                          12,233,195
=========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FORWARD CURRENCY
  CONTRACTS AND FUTURES CONTRACTS

Net realized gain (loss) from:
  Investment securities                         3,962,899
---------------------------------------------------------
  Foreign currencies                           (1,739,521)
---------------------------------------------------------
  Forward currency contracts                    3,322,365
---------------------------------------------------------
  Futures contracts                            (1,794,375)
---------------------------------------------------------
                                                3,751,368
---------------------------------------------------------
Unrealized appreciation (depreciation) of:
  Investment securities                        (2,190,872)
---------------------------------------------------------
  Foreign currencies                              (17,693)
---------------------------------------------------------
  Forward currency contracts                   (1,194,381)
---------------------------------------------------------
                                               (3,402,946)
---------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, forward currency
    contracts and futures contracts               348,422
=========================================================
Net increase in net assets resulting from
  operations                                 $ 12,581,617
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended June 30, 1997 And The Year Ended December 31, 1996 (Unaudited)

                                                                JUNE 30,        DECEMBER 31,
                                                                  1997              1996

OPERATIONS:

  Net investment income                                       $ 12,233,195      $ 22,816,117
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, forward currency contracts and futures
    transactions                                                 3,751,368         2,116,227
--------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                   (3,402,946)        4,238,364
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        12,581,617        29,170,708
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (9,855,187)      (19,414,227)
--------------------------------------------------------------------------------------------
  Class B                                                       (2,751,876)       (4,277,769)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        7,269,519        31,245,815
--------------------------------------------------------------------------------------------
  Class B                                                       13,106,078        39,218,171
--------------------------------------------------------------------------------------------
    Net increase in net assets                                  20,350,151        75,942,698
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          371,526,394       295,583,696
--------------------------------------------------------------------------------------------
  End of period                                               $391,876,545      $371,526,394
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $381,111,882      $360,736,285
--------------------------------------------------------------------------------------------
  Undistributed net investment income                             (340,739)           33,129
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from sales of
    investment securities, foreign currencies, forward
    currency contracts and futures transactions                 (1,993,802)       (5,745,170)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and forward currency contracts                   13,099,204        16,502,150
--------------------------------------------------------------------------------------------
                                                              $391,876,545      $371,526,394
============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek to achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in fixed rate corporate debt and U.S. Government obligations. Information presented in these financial statements pertains only to the Fund.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations -- Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government Securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding contracts at June 30, 1997 were as follows:

-------------------------------------------------------------------------------------
                                  Contract to                            Unrealized
       Settlement        -----------------------------                  Appreciation
          Date               Deliver         Receive        Value      (Depreciation)
-------------------------------------------------------------------------------------
        07/31/97         CHF   1,460,000   $ 1,007,870   $ 1,003,999        $   3,871
        09/10/97         CHF   1,000,000       696,864       690,928            5,936
        08/20/97         DEM  11,200,000     6,654,783     6,446,225          208,558
        09/19/97         NZD   2,800,000     1,926,400     1,903,870           22,530
        07/14/97         JPY 114,500,000       913,406       998,975          (85,569)
        08/06/97         JPY 630,000,000     5,080,645     5,496,735         (416,090)
        09/05/97         JPY 660,000,000     5,750,131     5,758,724           (8,593)
        07/29/97         SEK  54,500,000     7,030,444     7,053,858          (23,414)
-------------------------------------------------------------------------------------
                                           $29,060,543   $29,353,314        $(292,771)
======================================================================================

D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually subject to restrictions noted in section "E" below.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,771,102 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. It is estimated that the Fund will incur a return of capital for tax purposes during its year ended December 31, 1997.
F. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of

$500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1997, AIM was reimbursed $43,690 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1997, the Fund paid AFS $165,873 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. During the six months ended June 30, 1997, the Class A shares and the Class B shares paid AIM Distributors $353,058 and $447,248, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $97,792 from sales of the Class A shares of the Fund during the six months ended June 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1997, AIM Distributors received $26,382 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1997, the Fund paid legal fees of $3,247 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the six months ended June 30, 1997 the Fund's expenses were reduced by $195 and the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $2,441 and $4,726, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $7,362 during the six months ended June 30, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1997 was $131,900,826 and $104,013,866, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $18,601,442
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,183,428)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $13,418,014
===========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1997 and the year ended December 31, 1996 were as follows:

                                                                     JUNE 30,                DECEMBER 31,
                                                                       1997                      1996
                                                              -----------------------   -----------------------
                                                               SHARES        VALUE       SHARES        VALUE
                                                              ---------   -----------   ---------   -----------
Sold:
  Class A                                                      4,499,263  $36,665,543   10,956,910   $87,131,342
---------------------------------------------------------     ----------  -----------   ----------   -----------
  Class B                                                      2,716,354   22,087,010    7,662,222    60,657,835
---------------------------------------------------------     ----------  -----------   ----------   -----------
Issued as reinvestment of dividends:
  Class A                                                        984,827    8,014,080    1,985,876    15,762,291
---------------------------------------------------------     ----------  -----------   ----------   -----------
  Class B                                                        229,956    1,867,968      357,055     2,833,327
---------------------------------------------------------     ----------  -----------   ----------   -----------
Reacquired:
  Class A                                                     (4,593,731) (37,410,104)  (8,997,073)  (71,647,818)
---------------------------------------------------------     ----------  -----------   ----------   -----------
  Class B                                                     (1,334,770) (10,848,900)  (3,079,249)  (24,272,991)
---------------------------------------------------------     ----------  -----------   ----------   -----------
                                                               2,501,899  $20,375,597    8,885,741   $70,463,986
=========================================================     ==========  ===========   ==========   ===========

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during the six months ended June 30, 1997 and each of the years in the nine-year period ended December 31, 1996 and for a Class B share outstanding during the six months ended June 30, 1997, each of the years in the three-year period ended December 31, 1996 and the period September 7, 1993 (date sales commenced) through December 31, 1993.

                                                                                            DECEMBER 31,
                                                    JUNE 30,       ----------------------------------------------------
                                                      1997           1996       1995       1994       1993     1992(a)
                     CLASS A:                       --------       --------   --------   --------   --------   --------
Net asset value, beginning of period                $   8.24       $   8.17   $   7.20   $   8.45   $   8.03   $   8.07
--------------------------------------------------  --------       --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                                  0.27           0.57       0.58       0.58       0.60       0.60
--------------------------------------------------  --------       --------   --------   --------   --------   --------
 Net gains (losses) on securities (both realized
   and unrealized)                                      0.01           0.09       1.00      (1.22)      0.61      (0.03)
--------------------------------------------------  --------       --------   --------   --------   --------   --------
   Total from investment operations                     0.28           0.66       1.58      (0.64)      1.21       0.57
--------------------------------------------------  --------       --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                  (0.28)         (0.59)     (0.61)     (0.49)     (0.60)     (0.61)
--------------------------------------------------  --------       --------   --------   --------   --------   --------
 Distributions from net realized capital gains            --             --         --      (0.01)     (0.19)        --
--------------------------------------------------  --------       --------   --------   --------   --------   --------
 Return of capital                                        --             --         --      (0.11)        --         --
--------------------------------------------------  --------       --------   --------   --------   --------   --------
   Total distributions                                 (0.28)         (0.59)     (0.61)     (0.61)     (0.79)     (0.61)
--------------------------------------------------  --------       --------   --------   --------   --------   --------
Net asset value, end of period                      $   8.24       $   8.24   $   8.17   $   7.20   $   8.45   $   8.03
==================================================  ========       ========   ========   ========   ========   ========
Total return(b)                                         3.52%          8.58%     22.77%     (7.65)%    15.38%      7.42%
==================================================  ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $293,346       $286,183   $251,280   $201,677   $244,168   $218,848
==================================================  ========       ========   ========   ========   ========   ========
Ratio of expenses to average net assets                 0.93%(c)(d)    0.98%      0.98%      0.98%      0.98%      0.99%(e)
==================================================  ========       ========   ========   ========   ========   ========
Ratio of net investment income to average net
 assets                                                 6.80%(c)       7.13%      7.52%      7.53%      7.01%      7.54%(f)
==================================================  ========       ========   ========   ========   ========   ========
Portfolio turnover rate                                  29%             80%       227%       185%        99%        82%
==================================================  ========       ========   ========   ========   ========   ========

                                                                     DECEMBER 31,
                                                     -------------------------------------------
                                                       1991         1990       1989       1988
                     CLASS A:                        --------     --------   --------   --------
Net asset value, beginning of period                 $   7.41     $   7.80   $   7.53   $   7.55
--------------------------------------------------   --------     --------   --------   --------
Income from investment operations:
 Net investment income                                   0.61         0.65       0.66       0.68
--------------------------------------------------   --------     --------   --------   --------
 Net gains (losses) on securities (both realized
   and unrealized)                                       0.66        (0.39)      0.32      (0.02)
--------------------------------------------------   --------     --------   --------   --------
   Total from investment operations                      1.27         0.26       0.98       0.66
--------------------------------------------------   --------     --------   --------   --------
Less distributions:
 Dividends from net investment income                   (0.61)       (0.65)     (0.71)     (0.68)
--------------------------------------------------   --------     --------   --------   --------
 Distributions from net realized capital gains             --           --         --         --
--------------------------------------------------   --------     --------   --------   --------
 Return of capital                                         --           --         --         --
--------------------------------------------------   --------     --------   --------   --------
   Total distributions                                  (0.61)       (0.65)     (0.71)     (0.68)
--------------------------------------------------   --------     --------   --------   --------
Net asset value, end of period                       $   8.07     $   7.41   $   7.80   $   7.53
==================================================   ========     ========   ========   ========
Total return(b)                                         18.00%        3.65%     13.56%      9.01%
==================================================   ========     ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $231,798     $215,987   $229,222   $218,946
==================================================   ========     ========   ========   ========
Ratio of expenses to average net assets                  1.00%(e)     1.00%      0.96%      0.95%
==================================================   ========     ========   ========   ========
Ratio of net investment income to average net
 assets                                                  7.97%(f)     8.73%      8.56%      8.81%
==================================================   ========     ========   ========   ========
Portfolio turnover rate                                    67%         106%       222%       361%
==================================================   ========     ========   ========   ========

(a) The Fund changed investment advisors on June 30, 1992.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $284,786,847.

(d) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average daily net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.00% and 1.03% for 1992 and 1991, respectively.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.53% and 7.94% for 1992 and 1991, respectively.

                                                                                            DECEMBER 31,
                                                              JUNE 30,      ---------------------------------------------
                                                                1997         1996         1995         1994         1993
CLASS B:                                                      --------      -------      -------      -------      ------
Net asset value, beginning of period                          $  8.23       $  8.15      $  7.18      $  8.43      $ 8.95
------------------------------------------------------------  -------       -------      -------      -------      ------
Income from investment operations:
 Net investment income                                           0.24          0.50         0.53         0.52        0.19
------------------------------------------------------------  -------       -------      -------      -------      ------
 Net gains (losses) on securities (both realized and
   unrealized)                                                     --          0.11         0.98        (1.23)      (0.34)
------------------------------------------------------------  -------       -------      -------      -------      ------
   Total from investment operations                              0.24          0.61         1.51        (0.71)      (0.15)
------------------------------------------------------------  -------       -------      -------      -------      ------
Less distributions:
 Dividends from net investment income                           (0.25)        (0.53)       (0.54)       (0.42)      (0.18)
------------------------------------------------------------  -------       -------      -------      -------      ------
 Distributions from net realized capital gains                     --            --           --        (0.01)      (0.19)
------------------------------------------------------------  -------       -------      -------      -------      ------
 Return of capital                                                 --            --           --        (0.11)         --
------------------------------------------------------------  -------       -------      -------      -------      ------
   Total distributions                                          (0.25)        (0.53)       (0.54)       (0.54)      (0.37)
------------------------------------------------------------  -------       -------      -------      -------      ------
Net asset value, end of period                                $  8.22       $  8.23      $  8.15      $  7.18      $ 8.43
============================================================  =======       =======      =======      =======      ======
Total return(a)                                                  2.98%         7.87%       21.72%       (8.46)%     (0.75)%
============================================================  =======       =======      =======      =======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $98,531       $85,343      $44,304      $12,321      $3,602
============================================================  =======       =======      =======      =======      ======
Ratio of expenses to average net assets                          1.75%(b)(c)   1.80%        1.79%        1.83%(d)    1.75%(d)(f)
============================================================  =======       =======      =======      =======      ======
Ratio of net investment income to average net assets             5.97%(b)      6.30%        6.71%        6.69%(e)    6.24%(e)(f)
============================================================  =======       =======      =======      =======      ======
Portfolio turnover rate                                            29%           80%         227%         185%         99%
============================================================  =======       =======      =======      =======      ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $90,190,973.

(c) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.04% and 2.50% (annualized) for 1994 and 1993, respectively.

(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.48% and 5.49% (annualized) for 1994 and 1993, respectively.

(f) Annualized.

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Trust was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Trust and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Trust's fiscal year ending December 31, 1997.

The following votes were cast with respect to each item:

                                                                                        Votes
                            Trustee/Matter                          Votes For          Against         Abstentions
                            --------------                         -----------        ---------        -----------
(1)  Charles T. Bauer............................................  773,545,353                0         34,024,196
     Bruce L. Crockett...........................................  774,171,487                0         33,398,062
     Owen Daly II................................................  773,623,278                0         33,946,271
     Carl Frischling.............................................  773,502,641                0         33,666,908
     Robert H. Graham............................................  774,181,971                0         33,387,578
     John F. Kroeger.............................................  773,713,539                0         33,856,010
     Lewis F. Pennock............................................  773,903,304                0         33,666,245
     Ian W. Robinson.............................................  773,753,378                0         33,816,171
     Louis S. Sklar..............................................  773,993,581                0         33,575,968

(2)  Approval of new Investment Advisory Agreement...............   25,942,168          703,147          1,096,870

(3)  Elimination of policy restricting investments in other
     investment companies (for AIM Income Fund only).............   21,495,735        1,100,501          1,265,130

(4)  KPMG Peat Marwick LLP.......................................  763,580,956        7,014,082         36,974,511

                                                            Trustees & Officers

BOARD OF TRUSTEES                             OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                             John J. Arthur                                  A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer             11 Greenway Plaza
                                                                                              Suite 100
Owen Daly II                                  Carol F. Relihan                                Houston, TX 77046
Director                                      Senior Vice President
Cortland Trust Inc.                           and Secretary                                   TRANSFER AGENT

Jack Fields                                   Gary T. Crum                                    A I M Fund Services, Inc.
Formerly Member of the                        Senior Vice President                           P.O. Box 4739
U.S. House of Representatives                                                                 Houston, TX 77210-4739
                                              Scott G. Lucas
Carl Frischling                               Senior Vice President                           CUSTODIAN
Partner
Kramer, Levin, Naftalis & Frankel             Dana R. Sutton                                  State Street Bank & Trust Company
                                              Vice President and Assistant Treasurer          225 Franklin Street
Robert H. Graham                                                                              Boston, MA 02110
President and Chief Executive Officer         Robert G. Alley
A I M Management Group Inc.                   Vice President                                  COUNSEL TO THE FUND

John F. Kroeger                               Stuart W. Coco                                  Ballard Spahr
Formerly Consultant                           Vice President                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                            1735 Market Street
                                              Melville B. Cox                                 Philadelphia, PA 19103
Lewis F. Pennock                              Vice President
Attorney                                                                                      COUNSEL TO THE TRUSTEES
                                              Karen Dunn Kelley
Ian W. Robinson                               Vice President                                  Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                                919 Third Avenue
Vice President and                            Jonathan C. Schoolar                            New York, NY 10022
Chief Financial Officer                       Vice President
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                P. Michelle Grace
                                              Assistant Secretary                             A I M Distributors, Inc.
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      David L. Kite                                   Suite 100
Hines Interests                               Assistant Secretary                             Houston, TX 77046
Limited Partnership
                                              Nancy L. Martin
                                              Assistant Secretary

                                              Ofelia M. Mayo
                                              Assistant Secretary

                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Shares

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Shares
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$72 billion in assets for more than 3.5 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of June 30, 1997. The AIM Family of                    prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
                                                                                               -----------------




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